Fees Summary	Nov. 29, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 35,249,982
Previously Paid Amount	0
Total Fee Amount	5,396.77
Total Offset Amount	0
Net Fee	$ 5,396.77